Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Private Placement [Member]	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Affiliated Entity [Member]	Affiliated Entity [Member] Common Stock [Member]	Affiliated Entity [Member] Additional Paid-in Capital [Member]
Beginning balance at Dec. 31, 2013	$ (1,013)		$ 244,092	$ (245,105)
Exercise of common stock options	38		38
Share-based compensation expense	4,786		4,786
Warrants issued in connection with senior secured debt	1,728		1,728
Investors capital contributions	42,314		42,314
Net loss	(65,572)			(65,572)
Ending balances at Dec. 31, 2014	(17,719)		292,958	(310,677)
Share-based compensation expense	5,425		5,425
Warrants issued in connection with senior secured debt	17		17
Investors capital contributions	17,813		17,813
Issuance of common stock, net of expense	$ 8,314	$ 2	8,312
Issuance of common stock, Shares	6,923,076	1,631,738
Net loss	$ (67,195)			(67,195)
Ending balances at Dec. 31, 2015	(53,345)	$ 2	324,525	(377,872)
Ending balances, shares at Dec. 31, 2015		1,631,738
Issuance of common stock as a result of the exercise of warrants by related party								$ 8,933	$ 1	$ 8,932
Issuance of common stock as a result of the exercise of warrants by related party, shares									1,407,476
Share-based compensation expense	2,503		2,503
Recapitalization for reverse merger		$ 1	(1)
Recapitalization for reverse merger, shares		1,000,004
Cancellation of warrants previously classified as derivative liabilities	3,036		3,036
Issuance of common stock, net of expense					$ 23,698	$ 5	$ 23,693	5,819	$ 1	5,818
Issuance of common stock, Shares						5,079,000			1,110,613
Conversion of accrued interest to Common Stock by related parties								$ 17,934	$ 3	$ 17,931
Conversion of accrued interest to Common Stock by related parties, Shares									2,450,160
Net loss	(27,364)			(27,364)
Ending balances at Jun. 30, 2016	$ (18,786)	$ 13	$ 386,437	$ (405,236)
Ending balances, shares at Jun. 30, 2016		12,678,991